UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09035

The Barrett Funds
(Exact name of registrant as specified in charter)

90 Park Avenue, New York, NY 10016
(Address of principal executive offices) (Zip code)

Peter H. Shriver, President
Barrett Associates, Inc.
90 Park Avenue, New York, NY 10016
(Name and address of agent for service)

212-983-5080
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2007

Item 1. Schedule of Investments.

BARRETT

GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2007 (Unaudited)
		Market
Shares		Value
	COMMON STOCKS - 97.60%
	BASIC INDUSTRY - 24.04%
	Energy - 11.35%
8,000	Devon Energy Corp.	$ 665,600
3,500	Exxon Mobil Corp.	323,960
10,000	Rowan Companies, Inc.	365,800
7,500	Schlumberger Limited	787,500
6,000	XTO Energy, Inc.	371,040
		2,513,900
	Industrial - 12.69%
5,000	Donaldson Company, Inc.	208,800
12,500	Ecolab, Inc.	590,000
7,000	Jacobs Engineering Group (a)	529,060
5,200	L-3 Communications Holdings, Inc.	531,128
5,000	Rockwell Automation, Inc.	347,550
7,500	United Technologies Corp.	603,600
		2,810,138
	Total Basic Industry	5,324,038

	CONSUMER PRODUCTS & SERVICES - 21.28%
	Consumer Products - 12.49%
12,000	The Hershey Company	556,920
9,000	PepsiCo, Inc.	659,340
8,000	The Procter & Gamble Company	562,720
13,000	Sysco Corp.	462,670
8,000	Tim Hortons, Inc.	278,800
9,000	United Natural Foods, Inc. (a)	244,980
		2,765,430
	Media & Entertainment - 2.51%
23,000	Comcast Corp. (a)	556,140

	Retailing - 6.28%
8,000	Gymboree Corp. (a)	281,920
17,000	Starbucks Corp. (a)	445,400
3,000	Target Corp.	190,710
10,000	Walgreen Company	472,400
		1,390,430
	Total Consumer Products & Services	4,712,000

	FINANCIAL SERVICES - 8.17%
	Financial Services - 8.17%
3,000	American International Group	202,950
12,000	Citigroup, Inc.	560,040
2,000	The Goldman Sachs Group, Inc.	433,480
9,000	State Street Corp.	613,440
		1,809,910
	Total Financial Services	1,809,910

	HEALTH CARE - 17.09%
	Biotechnology - 5.04%
8,000	Genentech, Inc. (a)	624,160
4,000	Genzyme Corp. (a)	247,840
6,000	Gilead Sciences, Inc. (a)	245,220
		1,117,220
	Medical Devices & Services - 12.05%
8,000	Cerner Corp. (a)	478,480
6,500	Covance, Inc. (a)	506,350
8,000	Medtronic, Inc.	451,280
9,000	Millipore Corp. (a)	682,200
8,000	Stryker Corp.	550,080
		2,668,390
	Total Health Care	3,785,610

The accompanying notes are an integral part of these financial statements.

	INFORMATION SERVICES - 5.21%
	Business Services - 5.21%
15,000	Accenture Ltd.	603,750
12,000	Automatic Data Processing, Inc.	551,160
		1,154,910
	Total Information Services	1,154,910

	SOFTWARE/ELECTRONICS - 18.07%
	Electronics - 10.53%
21,000	EMC Corp. (a)		436,800
16,000	Intel Corp.		413,760
6,000	International Business Machines Corp.		706,800
7,000	MEMC Electronic Materials, Inc. (a)		412,020
10,000	Microchip Technology Incorporated		363,200
			2,332,580
	Software - 7.54%
14,000	Adobe Systems, Inc. (a)		611,240
7,000	Autodesk, Inc. (a)		349,790
700	Google, Inc. (a)		397,089
4,000	Navteq Corp. (a)		311,880
			1,669,999
	Total Software/Electronics		4,002,579

	TELECOMMUNICATIONS SERVICES & EQUIPMENT - 3.74%
	Telecommunications & Data Network Equipment - 3.74%
25,000	Cisco Systems, Inc. (a)		827,750
	Total Telecommunication Services & Equipment		827,750

	Total Common Stocks (Cost $16,549,687)		21,616,797

	EXCHANGE TRADED FUNDS - 2.33%
15,000	Financial Select Sector SPDR Fund		514,800
	Total Exchange Traded Funds (Cost $504,150)		514,800
Principal
Amount			Value
	VARIABLE RATE DEMAND NOTES # - 0.49%
$ 109,455	U.S. Bank, N.A., 4.40%		$ 109,455
	Total Variable Rate Demand Notes (Cost $109,455)		109,455

	Total Investments (Cost $17,163,292) - 100.42%		$ 22,241,052
	Liabilities in Excess of Other Assets - (0.42)%		(92,210)
	Total Net Assets - 100.00%		$ 22,148,842

	All percentages are stated as a percent of net assets.
	(a) Non-income producing security.
	# Variable rate demand notes are considered short-term obligations and are payable on demand at the market value.
	Interest rates change periodically at specified dates. The rate shown is as of September 30, 2007.

	The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows:[1]

	Cost of investments	$ 17,163,292

	Gross unrealized appreciation	5,318,621
	Gross unrealized depreciation	(240,861)
	Net unrealized appreciation	5,077,760

	[1]Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For
	the previous fiscal years tax federal tax information, please refer to the Notes to the Financial Statements
	section in the Fund's most recent annual or semi-annual report.

The accompanying notes are an integral part of these financial statements.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Barrett Funds

By (Signature and Title)    /s/ Peter Shriver
Peter Shriver, President

Date        11/16/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s Peter Shriver
Peter Shriver, President

Date      11/16/07

By (Signature and Title)*   /s/ Paula Elliott
 Paula Elliott, Secretary & Treasurer

Date     11/16/07

* Print the name and title of each signing officer under his or her signature.